UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	1191 Second Avenue, Suite 2100
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	December 31, 2004

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	12
Form 13F Information Table Entry Total:	98
Form 13F Information Table Value Total:	$252886

List of Other Included Managers: Oak Value;
Westfield; Lazard; Kalmar; Harding; Navellier;
Sands Capital Mgmt; Wilson Bennett; Bear Stearns;
Marshall & Sullivan; ICM Asset Mmgt; Alliance Bernstein

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adesa                          COM              00686u104     7946 374450.000SH      SOLE               374450.000
Aetna                          COM              00817Y108      225 1805.000 SH       DEFINED 10 03                          1805.000
Agco                           COM              001084102    15618 713485.000SH      SOLE               713485.000
                                                                28 1300.000 SH       DEFINED 18                             1300.000
Alliant Techsystems            COM              018804104    14744 225520.000SH      SOLE               225520.000
Ambac Financial Group          COM              023139108       14  166.000 SH       SOLE                  166.000
                                                               240 2925.000 SH       DEFINED 02                             2925.000
America Movil SA de CV         COM              02364W105      250 4785.000 SH       DEFINED 10                             4785.000
Arrowhead Research             COM              042797100       86 20000.000SH       SOLE                20000.000
Atari                          COM              04651m105      427 145750.000SH      SOLE               145750.000
Autozone                       COM              053332102        2   20.000 SH       SOLE                   20.000
                                                               249 2725.000 SH       DEFINED 02                             2725.000
Berkshire Hathaway Cl B        COM              084670207       50   17.000 SH       SOLE                   17.000
                                                               408  139.000 SH       DEFINED 02                              139.000
Cendant                        COM              151313103      249 10650.000SH       DEFINED 02                            10650.000
Chevron Texaco                 COM              166764100      274 5216.000 SH       SOLE                 5216.000
                                                               229 4363.000 SH       DEFINED 22 10 13 15                    4363.000
Cisco Systems                  COM              17275r102    16587 858520.000SH      SOLE               858520.000
                                                               162 8390.000 SH       DEFINED 22 10 12                       8390.000
Citigroup                      COM              172967101    14559 302174.354SH      SOLE               302174.354
                                                               244 5071.000 SH       DEFINED 22 13 15 03                    5071.000
Coca-Cola                      COM              191216100    13768 330640.000SH      SOLE               330640.000
                                                                33  790.000 SH       DEFINED 22 15                           790.000
Colgate-Palmolive              COM              194162103    14908 291400.000SH      SOLE               291400.000
                                                                22  435.000 SH       DEFINED 17                              435.000
Comcast Cl A                   COM              20030n101    15728 472583.000SH      SOLE               472583.000
                                                                50 1510.000 SH       DEFINED 22 15                          1510.000
Community Valley Bancorp       COM              20415p101     1909 70039.999SH       SOLE                70039.999
ConocoPhilips                  COM              20825c104        6   65.000 SH       SOLE                   65.000
                                                               257 2965.000 SH       DEFINED 22 10 15 03                    2965.000
Constellation Brands           COM              21036p108    15757 338795.000SH      SOLE               338795.000
                                                               330 7100.000 SH       DEFINED 02                             7100.000
Cosine Communications          COM              221222607      140 50000.000SH       SOLE                50000.000
DAG Media                      COM              233729102       35 10000.000SH       SOLE                10000.000
Danielson Holding              COM              236274106      901 106590.000SH      SOLE               106590.000
Dell Inc                       COM              24702r101      233 5530.000 SH       DEFINED 22 10 12                       5530.000
E.W. Scripps                   COM              811054204      284 5875.000 SH       DEFINED 02                             5875.000
EBay                           COM              278642103      340 2920.000 SH       DEFINED 10 12                          2920.000
Eli Lilly                      COM              532457108      394 6935.000 SH       SOLE                 6935.000
                                                                 1   25.000 SH       DEFINED 22                               25.000
Exxon Mobil                    COM              30231g102       29  574.000 SH       SOLE                  574.000
                                                               245 4776.000 SH       DEFINED 22 13 15 03                    4776.000
FSI International              COM              302633102      816 174640.000SH      SOLE               174640.000
FTI Consulting                 COM              302941109      388 18435.000SH       SOLE                18435.000
First Data                     COM              319963104    13834 325195.000SH      SOLE               325195.000
                                                                34  800.000 SH       DEFINED 15                              800.000
First Health Group             COM              320960107      796 42560.000SH       SOLE                42560.000
General Electric               COM              369604103       30  814.997 SH       SOLE                  814.997
                                                               249 6829.000 SH       DEFINED 22 13 15 03                    6829.000
Healthtronics Surgical Svcs    COM              42222l107      622 58540.000SH       SOLE                58540.000
Intel                          COM              458140100      216 9230.000 SH       SOLE                 9230.000
                                                                74 3165.000 SH       DEFINED 22 15 03                       3165.000
Internap Network Services      COM              45885A102       91 97841.000SH       SOLE                97841.000
International Steel Group      COM              460377104    17416 429395.000SH      SOLE               429395.000
Johnson & Johnson              COM              478160104      154 2430.761 SH       SOLE                 2430.761
                                                               101 1600.000 SH       DEFINED 22 17 15                       1600.000
Kana Software                  COM              483600300      533 281790.000SH      SOLE               281790.000
Mera Pharmaceuticals           COM              58732r103        1 80000.000SH       SOLE                80000.000
Microsoft                      COM              594918104     1961 73404.893SH       SOLE                73404.893
                                                               139 5185.000 SH       DEFINED 22 12 15 03                    5185.000
NBTY                           COM              628782104      735 30620.000SH       SOLE                30620.000
NewAlliance Bancshares         COM              650203102    13907 908969.000SH      SOLE               908969.000
Oracle                         COM              68389x105     2334 170144.000SH      SOLE               170144.000
                                                                 1   70.000 SH       DEFINED 22                               70.000
Pfizer                         COM              717081103    13397 498230.884SH      SOLE               498230.884
                                                                19  695.000 SH       DEFINED 22                              695.000
PolyMedica                     COM              731738100    11031 295824.000SH      SOLE               295824.000
                                                                93 2500.000 SH       DEFINED 03                             2500.000
Procter & Gamble               COM              742718109      512 9300.000 SH       SOLE                 9300.000
                                                               150 2722.000 SH       DEFINED 22 13                          2722.000
QualComm                       COM              747525103      214 5055.000 SH       DEFINED 10 12                          5055.000
Sensient Technologies          COM              81725t100      943 39295.000SH       SOLE                39295.000
Standard Commercial            COM              853258101      811 41680.000SH       SOLE                41680.000
Starbucks                      COM              855244109      177 2834.000 SH       SOLE                 2834.000
                                                               253 4055.000 SH       DEFINED 10 12                          4055.000
Sycamore Networks              COM              871206108      281 69260.000SH       SOLE                69260.000
Symantec                       COM              871503108      220 8530.000 SH       DEFINED 10 03                          8530.000
The BISYS Group                COM              055472104     1028 62510.000SH       SOLE                62510.000
The Wet Seal                   COM              961840105       23 10000.000SH       SOLE                10000.000
Tidewater                      COM              886423102    15862 445440.000SH      SOLE               445440.000
                                                                53 1500.000 SH       DEFINED 08                             1500.000
Time Warner                    COM              887317105        2  100.000 SH       SOLE                  100.000
                                                               241 12370.000SH       DEFINED 22 02 15                      12370.000
Vesta Insurance Group          COM              925391104      717 194730.000SH      SOLE               194730.000
Viacom Cl B                    COM              925524100       43 1190.000 SH       SOLE                 1190.000
                                                               176 4825.000 SH       DEFINED 22 02 15 03                    4825.000
Zale Corp                      COM              988858106      237 7925.000 SH       DEFINED 02                             7925.000
Zoran                          COM              98975f101    10967 947080.000SH      SOLE               947080.000
Acacia Research - CombiMatrix                                   71 18001.000SH       SOLE                18001.000
Arrowhead Research - Rstd                       042797100     1064 246314.000SH      SOLE               246314.000
AsiaInfo Holdings                               04518a104      584 98040.0000SH      SOLE               98040.0000
Cadbury Schweppes PLC ADR                       127209302      408 10820.0000SH      DEFINED 06 02                        10820.0000
Diageo PLC ADR                                  25243q205        3  55.0000 SH       SOLE                  55.0000
                                                               296 5115.0000SH       DEFINED 06 02                         5115.0000
HSBC Hldgs PlC ADR                              404280406        8  97.0000 SH       SOLE                  97.0000
                                                               192 2255.0000SH       DEFINED 06 09                         2255.0000
UBS AG ADR                                      h8920m855      209 2495.0000SH       DEFINED 06 09                         2495.0000
Arrowhead Research             WT               042797188      204    75000 SH       SOLE                    75000